General Information - Additional Information (Detail) BRL / shares in Units, BRL in Thousands				1 Months Ended	12 Months Ended
	Sep. 01, 2015 BRL shares	May. 05, 2014 BRL BRL / shares shares	Mar. 27, 2014 BRL	Apr. 30, 2014 BRL shares	Dec. 31, 2015 BRL	Dec. 31, 2014 BRL	Dec. 31, 2013 BRL	May. 05, 2014 $ / shares
General Information Disclosures [Line Items]
Increase in capital			BRL 13,960,000	BRL 13,217,865
Stock issued during the period, value						BRL 13,959,900
Capital		BRL 21,431,109			BRL 21,438,374	21,438,220
Assets					99,334,601	110,741,334
Liabilities					57,083,130	41,008,205
Shares offered for conversion | shares	314,250,655
Percentage of shares offered for conversion	66.84%
Net cash (used) generated by operating activities					(1,053,671)	5,530,569	BRL 7,035,312
Cash and cash equivalents and short-term cash investments					16,700,000
Long term debt					59,857,417	BRL 35,849,395
Contractual obligations and commitments, due 2016					19,725,000
Contractual obligations and commitments, due 2017 and 2018					BRL 30,672,000
PT Participacoes SGPS, S.A. ("PT Participacoes") [Member]
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal					100.00%
Timor Telecom, S.A. ("Timor Telecom")
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal					100.00%
Portugal Telecom International Finance B.V. ("PTIF"[Member]
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal					100.00%
CVTEL B.V. ("CVTEL")
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal					100.00%
Carrigans Finance S.a.r.l. ("Carrigans")
General Information Disclosures [Line Items]
Stakes in former subsidiaries of PT group after sale of shares of PT Portugal					100.00%
TmarPart [Member]
General Information Disclosures [Line Items]
Net assets at book value	BRL 122,412
Goodwill tax benefits	BRL 982,768
PT Portugal SGPS, S.A. ("PT Portugal")
General Information Disclosures [Line Items]
Value of asset received in exchange of shares issued			5,710,000
Assets			30,299,000,000
Liabilities			33,115,000,000
Cash			BRL 13,960,000
Over-Allotment Option [Member]
General Information Disclosures [Line Items]
Stock issued during the period, value		BRL 742,035
Africatel Holding BV ("Africatel") | Unitel S.A. ("Unitel")
General Information Disclosures [Line Items]
Percentage of stake held					25.00%
Africatel Holding BV ("Africatel") | Cabo Verde Telecom, S.A. ("CVT")
General Information Disclosures [Line Items]
Percentage of stake held					40.00%
Common Stock
General Information Disclosures [Line Items]
Issuance of shares | shares				2,142,279,524
Sale of stock, price per share | BRL / shares		BRL 2.17
Common Stock | American Depositary Shares
General Information Disclosures [Line Items]
Issuance of shares | shares				396,589,982
Sale of stock, price per share | $ / shares								$ 0.970
Common Stock | Over-Allotment Option [Member]
General Information Disclosures [Line Items]
Issuance of shares | shares		120,265,046
Preferred Stock
General Information Disclosures [Line Items]
Issuance of shares | shares				4,284,559,049
Sale of stock, price per share | BRL / shares		BRL 2.00
Preferred Stock | American Depositary Shares
General Information Disclosures [Line Items]
Issuance of shares | shares				828,881,795
Sale of stock, price per share | $ / shares								$ 0.894
Preferred Stock | Over-Allotment Option [Member]
General Information Disclosures [Line Items]
Issuance of shares | shares		240,530,092